Significant Accounting Policies (Details 5) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Total revenue	$ 26,071,995	$ 20,603,255
Interactive Revenue [Member]
Total revenue	9,440,179	9,175,243
Interactive Revenue [Member] | Subscription Revenue [Member]
Total revenue	4,823,510	4,964,086
Interactive Revenue [Member] | Virtual Product Revenue [Member]
Total revenue	3,699,180	3,093,973
Interactive Revenue [Member] | Social Gaming Revenue [Member]
Total revenue	555,643	674,497
Interactive Revenue [Member] | Licensing Revenue [Member]
Total revenue	290,164	349,199
Interactive Revenue [Member] | Other Revenue [Member]
Total revenue	$ 71,682	$ 93,488